Ordinary Shares	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary Shares
17.
ORDINARY SHARES

On September 2016, the Company was incorporated as a limited liability company with authorized share capital of US$ 50 divided into 5,000,000,000 ordinary shares of par value US$ 0.00001 each. In July 2019, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, and all of the vested ordinary shares held by the founders were designated as Class B ordinary shares. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to ten votes per share. The number of the Company’s authorized ordinary shares has been revised and reduced accordingly to 4,044,840,121 shares, including 3,130,264,924 Class A ordinary shares and 914,575,197 Class B ordinary shares. On same date, the Company issued 157,846,049 Class B ordinary shares to several founders, repurchased 7,713,574 ordinary shares and concurrently issued 7,713,574 Series C preferred shares to investors.

In 2020, the share capital transactions are summarized as below:

(i)
The Company newly authorized 46,277,409 Class B ordinary shares, 68,832,245 Series Seed preferred shares, 66,432,971 Series C preferred shares, 66,432,971 Series D preferred shares, and 144,331,134 Series E preferred shares of a nominal or par value of US$ 0.00001 each, and reduced authorized Class A ordinary shares by 392,306,730 shares.
(ii)
The Company issued 93,753,239 Class B ordinary shares to several founders, which were subject to service conditions (Note 18(a)).
(iii)
The Company repurchased 62,388,247 Class B ordinary shares. Concurrently, the Company issued 62,388,247 Series Seed preferred shares to investors. 6,443,998 ordinary shares owned by one of founders were redesignated into preferred shares (Note 18(b)).
(iv)
The Company issued 15,518,385 Class A ordinary shares as a result of accelerated vesting and exercise of share options (Note 18(d)).
(v)
The Company issued 149,363,572 Class A ordinary shares and 21,356,415 Class B ordinary shares to share Incentive Plan Trust.
17.
ORDINARY SHARES (Continued)
(vi)
On November 19, 2020, the Company completed its IPO on the New York Stock Exchange under the symbol of "YSG". The Company issued an aggregate 67,562,500 ADSs, representing 270,250,000 Class A ordinary shares for a total proceeds, net of issuance costs of $664.7 million (RMB 4.35 billion).

Upon completion of the IPO, all convertible redeemable preferred shares were converted into ordinary shares.

During the year ended December 31, 2021, 7,686,832 share options were exercised. The Company also repurchased an aggregate of 1,846,823 ADSs, representing 7,387,292 Class A ordinary shares at an average price of RMB12.0848 per ADS or RMB3.0212 per Class A ordinary share, for aggregate consideration of RMB22,319.

During the year ended December 31, 2022, the Company further repurchased an aggregate of 72,625,763 ADSs, representing 290,503,052 Class A ordinary shares at an average price of RMB8.9062 per ADS or RMB2.2266 per Class A ordinary share, for aggregate consideration of RMB646,820.

Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.